EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE	NOTE 16 – EARNINGS PER SHARE Basic net loss per share is computed by dividing net loss attributable to the common stockholders, decreased with respect to net income or increased with respect to net loss by dividends declared on preferred stock by using the weighted-average number of common shares outstanding. The dilutive effect of incremental common shares potentially issuable under outstanding options, warrants and restricted shares is included in diluted earnings per share in 2023 and 2022 utilizing the treasury stock method. The computations of basic and diluted per share data were as follows: 2023 2022 Numerator for Basic and Diluted Earnings Per Share: Net loss attributable to common stockholders $(25,783,834) $(63,945,285)Denominator for Basic Earnings Per Share: Weighted Average Shares 11,968,665 1,928,172 Potentially Dilutive Common Shares - - Adjusted Weighted Average Shares 11,968,665 1,928,172 Basic and Diluted Net Loss per Share (2.15) (33.16) The following table summarized the potential shares of common stock that were excluded from the computation of diluted net loss per share for the years ended December 31, 2023 and 2022 as such shares would have had an anti-dilutive effect: 2023 2022 Common Stock Warrants 8,561,476 4,194,236 Common Stock Options - - Convertible Debt - 8,827 Total 8,561,476 4,203,063